Expense Example (, (Global Conservative Absolute Return Fund), Class R6, USD $)	0 Months Ended
Jan. 31, 2014
| (Global Conservative Absolute Return Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	$ 106
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	$ 1,409